Note 44 - Related Parties - Remuneration of Key Management Personnel (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Key Management Personnel Compensation Abstract
Key Management Personnel Fees	$ 18,388,000	$ 8,841,000
Key Management Personnel Compensation Total	$ 18,388,000	$ 8,841,000